Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
SDF-NPRT3-0426
1.9921313.100
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class BR2, CME Term SOFR 3 month Index + 1.35%, 5.0089% 7/23/2036 (d)(e)(f)	750,000	750,101
Neuberger Berman Loan Advisers CLO Ltd Series 2026-51A Class AR2, CME Term SOFR 3 month Index + 1%, 4.6677% 10/23/2036 (d)(e)(f)	750,000	749,996
TOTAL BAILIWICK OF JERSEY		1,500,097
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Fdg CLO Ltd / 522 Fdg CLO Series 2026-5A Class AR2, CME Term SOFR 3 month Index + 1.02%, 4.6796% 4/15/2035 (d)(e)(f)	740,000	740,155
Ares Lx Clo Ltd Series 2026-60A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4176% 7/18/2034 (d)(e)(f)	875,000	875,038
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2026-4A Class A1RR, CME Term SOFR 3 month Index + 1%, 0% 10/20/2034 (d)(e)(f)	750,000	750,037
Carlyle Global Market Strategies Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 0.98%, 4.6522% 4/15/2035 (d)(e)(f)	750,000	750,037
Cifc AR Mtge Series 2026-3A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6197% 4/21/2035 (d)(e)(f)	750,000	749,996
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.703% 10/15/2034 (d)(e)(f)	460,000	459,997
Ozlm Xix Ltd Series 2026-19A Class A1R3, CME Term SOFR 3 month Index + 1%, 4.6633% 1/15/2035 (d)(e)(f)	635,000	635,117
Thayer Park Clo Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.95%, 5.6176% 4/20/2034 (d)(e)(f)	750,000	751,072
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,711,449
UNITED STATES - 0.3%
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	245,000	246,747
Ally Bank/UT Series 2024-A Class B, 5.827% 5/17/2032 (d)	530,695	539,871
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (d)	362,259	364,461
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (d)	314,821	317,125
Amur Equipment Finance Receivables Xi LLC Series 2022-2A Class C, 6.27% 1/22/2029 (d)	675,000	679,692
Auxilior Term Funding LLC Series 2023-1A Class A2, 6.18% 12/15/2028 (d)	33,072	33,163
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class B, 5.58% 12/20/2030 (d)	500,000	519,242
Drive Auto Receivables Trust Series 2024-2 Class C, 4.67% 5/17/2032	750,000	756,446
Driven Brands Fdg LLC / Driven Brands CDA Fdg Corp Series 2021-1A Class A2, 2.791% 10/20/2051 (d)	700,569	666,531
GM Financial Automobile Leasing Trust Series 2026-1 Class B, 4.12% 1/22/2030	70,000	70,377
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2024-1A Class A2, 7.253% 3/20/2054 (d)	642,353	665,906
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8615% 9/20/2033 (d)(e)(f)	206,671	207,239
Hyundai Auto Receivables Trust Series 2026-A Class C, 4.31% 6/15/2033	90,000	90,607
Navient Refinance Loan Trust Series 2026-A Class A, 4.5% 1/18/2056 (d)	160,000	160,342
NMEF Funding LLC Series 2026-A Class C, 4.71% 2/15/2034 (d)	100,000	100,688
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (d)	1,000,000	1,018,829
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 1.15% 1/15/2033 (d)(e)(f)	1,000,000	1,000,000
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	145,000	145,305
SEB Funding LLC Series 2021-1A Class A2, 4.969% 1/30/2052 (d)	528,675	528,700
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (d)	730,000	753,391
SFS Auto Receivables Securitization Trust Series 2026-1A Class C, 4.46% 11/21/2033 (d)	345,000	346,912
Sonic Capital LLC Series 2020-1A Class A2II, 4.336% 1/20/2050 (d)	590,625	577,726
Sonic Capital LLC Series 2021-1A Class A2I, 2.19% 8/20/2051 (d)	1,127,883	1,060,501
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	130,864	132,301
Wheels Fleet Lease Funding LLC Series 2025-3A Class B, 4.44% 9/18/2040 (d)	210,000	212,177
TOTAL UNITED STATES		11,194,279
TOTAL ASSET-BACKED SECURITIES (Cost $18,366,847)		18,405,825

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
BRAVO Residential Funding Trust 2023-NQM7 Series 2023-NQM7 Class A1, 7.13% 9/25/2063 (d)(e)	467,237	471,655
Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 2.5%, 6.1672% 4/25/2043 (d)(e)(f)	830,036	839,393
Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 3/25/2044 (d)(e)(f)	637,155	637,361
EFMT Series 2026-NQM1 Class A1F, 4.8672% 2/25/2071 (d)	394,146	394,489
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6579% 2/25/2046 (d)(e)(f)	505,000	505,473
HOMES 2026-AFC1 Trust Series 2026-AFC1 Class A1, 4.846% 2/25/2061 (d)(e)	385,000	384,996
Homes Trust Series 2025-AFC3 Class A1, 4.932% 8/25/2060 (d)(e)	905,844	909,471
MAST 2026-1 LLC Series 2026-R01 Class 2A1, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.5172% 1/25/2046 (d)(e)(f)	678,624	678,837
MFA 2023-NQM4 Trust Series 2023-NQM4 Class A1, 6.105% 12/25/2068 (d)	277,807	279,538
MFA Trust Series 2023-INV2 Class A1, 6.775% 10/25/2058 (d)(h)	149,063	150,005
OBX 2025-NQM23 Trust Series 2025-NQM23 Class A1, 4.872% 10/25/2065 (d)(e)	883,841	886,942
Spruce Hill Mtg Ln Tr 2022-Sh1 Series 2022-SH1 Class A1A, 4.1% 7/25/2057 (d)(h)	580,761	578,220
TOTAL UNITED STATES		6,716,380
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,716,184)		6,716,380

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK5 Series 2026-5YR20 Class AS, 5.336% 2/15/2059	750,000	778,478
Grace Trust Series 2020-GRCE Class B, 2.6% 12/10/2040 (d)	750,000	682,069
NYC Commercial Mortgage Trust Series 2025-28L Class C, 5.4416% 11/5/2038 (d)(e)	750,000	759,389
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (d)(e)	750,000	778,916
TOTAL UNITED STATES		2,998,852
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,979,905)		2,998,852

Fixed-Income Funds - 7.0%
	Shares	Value ($)
Fidelity SAI Short-Term Treasury Bond Index Fund (i) (Cost $350,841,552)	34,746,557	352,677,551

Non-Convertible Corporate Bonds - 1.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (d)	610,000	610,329
BERMUDA - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Bacardi Ltd 4.7% 5/15/2028 (d)	585,000	589,500
CANADA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.2% 3/15/2027	565,000	560,863
Rogers Communications Inc 5% 2/15/2029	525,000	537,093
TOTAL COMMUNICATION SERVICES		1,097,956
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 3.85% 6/1/2027	230,000	229,970
Enbridge Inc 4.6% 6/20/2028	85,000	86,142
Enbridge Inc 5.9% 11/15/2026	75,000	75,910
Enbridge Inc 6% 11/15/2028	85,000	89,544
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	340,000	343,673
TOTAL ENERGY		825,239
Financials - 0.0%
Banks - 0.0%
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (e)	335,000	337,251
Federation des Caisses Desjardins du Quebec 4.565% 8/26/2030 (d)	200,000	202,657
TOTAL FINANCIALS		539,908
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 5.037% 3/25/2030 (d)	275,000	281,895
Element Fleet Management Corp 5.643% 3/13/2027 (d)	190,000	192,767
TOTAL INDUSTRIALS		474,662
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	110,000	111,992
TOTAL CANADA		3,049,757
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)	360,000	344,813
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 4.613% 10/2/2030 (d)(e)	200,000	202,621
Danske Bank A/S 5.427% 3/1/2028 (d)(e)	245,000	248,619

TOTAL DENMARK		451,240
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 4.25% 1/13/2031 (d)	200,000	200,325
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital USA LLC 4.248% 1/13/2031	505,000	509,525
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 4.792% 5/9/2029 (d)(e)	200,000	202,538
Societe Generale SA 5.519% 1/19/2028 (d)(e)	200,000	202,479
TOTAL FINANCIALS		405,017
TOTAL FRANCE		1,114,867
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BMW US Capital LLC 4.6% 8/13/2027 (d)	565,000	570,848
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (d)	255,000	256,357
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	225,000	227,876
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (d)	360,000	363,755
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)	270,000	272,329
Volkswagen Group of America Finance LLC 6% 11/16/2026 (d)	200,000	202,648
Volkswagen Group of America Finance LLC 6.2% 11/16/2028 (d)	200,000	209,658
TOTAL CONSUMER DISCRETIONARY		2,103,471
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	475,000	476,703
EMD Finance LLC 4.125% 8/15/2028 (d)	590,000	592,903
TOTAL HEALTH CARE		1,069,606
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 4.15% 1/12/2029 (d)	150,000	150,417
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (d)	165,000	165,989
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (d)	300,000	305,168
TOTAL INDUSTRIALS		621,574
TOTAL GERMANY		3,794,651
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
State Bank of India/London 4.875% 5/5/2028 (g)	430,000	434,941
Consumer Finance - 0.0%
Tata Capital Ltd 5.389% 7/21/2028 (g)	340,000	346,728
TOTAL INDIA		781,669
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	390,000	399,815
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	85,000	88,590
TOTAL IRELAND		488,405
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.125% 9/30/2028 (d)	200,000	200,426
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.62% 7/16/2028 (d)	200,000	203,021
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (d)	485,000	494,870
TOTAL JAPAN		697,891
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Shinhan Bank Co Ltd 4.5% 3/26/2028 (g)	345,000	347,544
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2028 (g)	340,000	346,710
TOTAL KOREA (SOUTH)		694,254
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (g)	360,000	347,040
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (h)	345,000	352,327
MEXICO - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 5.7% 1/24/2030 (g)	430,000	440,643
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 3.5% 1/29/2028 (d)	1,070,000	1,062,885
Financials - 0.0%
Banks - 0.0%
ING Groep NV 4.858% 3/25/2029 (e)	210,000	213,649
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	335,000	336,978
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	270,000	271,807
TOTAL INFORMATION TECHNOLOGY		608,785
TOTAL NETHERLANDS		1,885,319
QATAR - 0.0%
Financials - 0.0%
Banks - 0.0%
QNB Finance Ltd 4.875% 1/30/2029 (g)	430,000	438,600
SAUDI ARABIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (g)	426,000	437,574
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.552% 3/14/2028 (e)	200,000	202,984
CaixaBank SA 6.684% 9/13/2027 (d)(e)	300,000	304,262

TOTAL SPAIN		507,246
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL 4.26% 3/4/2031 (g)	220,000	220,759
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 4.848% 9/26/2028 (g)	340,000	342,674
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Emaar Sukuk Ltd 3.875% 9/17/2029 (g)	350,000	346,828
TOTAL UNITED ARAB EMIRATES		689,502
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT International Finance PLC 4.448% 3/16/2028	570,000	575,390
Imperial Brands Finance PLC 4.5% 6/30/2028 (d)	200,000	202,090
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	455,000	467,453
TOTAL CONSUMER STAPLES		1,244,933
Financials - 0.1%
Banks - 0.1%
Barclays PLC 4.219% 5/24/2030 (e)	200,000	200,043
Barclays PLC 5.086% 2/25/2029 (e)	515,000	524,671
HSBC Holdings PLC 4.899% 3/3/2029 (e)	200,000	203,263
HSBC Holdings PLC 5.597% 5/17/2028 (e)	630,000	641,524
Lloyds Banking Group PLC 5.462% 1/5/2028 (e)	200,000	202,465
Standard Chartered PLC 5.688% 5/14/2028 (d)(e)	200,000	203,845
TOTAL FINANCIALS		1,975,811
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	400,000	409,121
TOTAL UNITED KINGDOM		3,629,865
UNITED STATES - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
SBA Tower Trust 6.599% 11/15/2052 (d)	725,000	740,086
Verizon Communications Inc 2.1% 3/22/2028	460,000	444,497
		1,184,583
Interactive Media & Services - 0.0%
Alphabet Inc 3.7% 2/15/2029	360,000	360,348
Meta Platforms Inc 4.2% 11/15/2030	420,000	423,694
		784,042
Media - 0.0%
Cox Communications Inc 3.5% 8/15/2027 (d)	105,000	104,011
Cox Communications Inc 5.45% 9/15/2028 (d)	65,000	67,063
Omnicom Group Inc / Omnicom Capital Inc 3.6% 4/15/2026	75,000	74,987
		246,061
TOTAL COMMUNICATION SERVICES		2,214,686
Consumer Discretionary - 0.1%
Automobiles - 0.1%
American Honda Finance Corp 5.65% 11/15/2028	360,000	375,759
General Motors Financial Co Inc 5.05% 4/4/2028	230,000	234,489
General Motors Financial Co Inc 5.35% 7/15/2027	330,000	335,707
General Motors Financial Co Inc 5.4% 4/6/2026	90,000	90,097
General Motors Financial Co Inc 5.4% 5/8/2027	135,000	137,119
Hyundai Capital America 4.25% 1/8/2029 (d)	145,000	145,801
Hyundai Capital America 4.85% 3/25/2027 (d)	120,000	121,138
Hyundai Capital America 4.875% 6/23/2027 (d)	365,000	369,368
Hyundai Capital America 5% 1/7/2028 (d)	345,000	350,914
Hyundai Capital America 5.25% 1/8/2027 (d)	120,000	121,293
Hyundai Capital America 5.6% 3/30/2028 (d)	120,000	123,499
		2,405,184
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (d)	375,000	380,900
ERAC USA Finance LLC 5% 2/15/2029 (d)	105,000	108,131
		489,031
Hotels, Restaurants & Leisure - 0.0%
Darden Restaurants Inc 4.35% 10/15/2027	210,000	211,439
Marriott International Inc/MD 3.125% 6/15/2026	300,000	299,325
		510,764
Specialty Retail - 0.0%
AutoZone Inc 5.165% 6/15/2030	230,000	238,390
O'Reilly Automotive Inc 4.35% 6/1/2028	210,000	211,980
		450,370
TOTAL CONSUMER DISCRETIONARY		3,855,349
Consumer Staples - 0.0%
Beverages - 0.0%
Keurig Dr Pepper Inc 3.95% 4/15/2029	45,000	44,747
Keurig Dr Pepper Inc 4.35% 5/15/2028	210,000	211,263
Keurig Dr Pepper Inc 5.05% 3/15/2029	340,000	348,400
		604,410
Consumer Staples Distribution & Retail - 0.0%
Dollar General Corp 4.125% 5/1/2028	210,000	210,798
Dollar General Corp 5.2% 7/5/2028	170,000	174,341
Mars Inc 4.55% 4/20/2028 (d)	360,000	364,940
Mars Inc 4.6% 3/1/2028 (d)	210,000	213,046
		963,125
Food Products - 0.0%
Bunge Ltd Finance Corp 2% 4/21/2026	90,000	89,745
Bunge Ltd Finance Corp 4.9% 4/21/2027	380,000	384,043
		473,788
Tobacco - 0.0%
Philip Morris International Inc 5.125% 11/17/2027	85,000	86,784
TOTAL CONSUMER STAPLES		2,128,107
Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Holdings Corp 3.9% 5/17/2028 (d)	400,000	400,228
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	295,000	297,791
Cheniere Energy Inc 4.625% 10/15/2028	30,000	29,988
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (d)	30,000	30,201
Diamondback Energy Inc 5.2% 4/18/2027	255,000	258,274
Energy Transfer LP 4.55% 1/15/2031	170,000	171,629
Energy Transfer LP 5.25% 7/1/2029	190,000	197,012
Energy Transfer LP 6.05% 12/1/2026	550,000	557,328
EOG Resources Inc 4.4% 1/15/2031	170,000	171,992
MPLX LP 4.8% 2/15/2031	800,000	816,693
ONEOK Inc 4.25% 9/24/2027	610,000	612,918
ONEOK Inc 5.55% 11/1/2026	195,000	196,749
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	320,000	325,022
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	85,000	85,345
Targa Resources Corp 4.35% 1/15/2029	275,000	277,239
Targa Resources Corp 5.2% 7/1/2027	85,000	86,364
Williams Cos Inc/The 4.625% 6/30/2030	295,000	300,085
Williams Cos Inc/The 4.8% 11/15/2029	135,000	138,370
Williams Cos Inc/The 4.9% 3/15/2029	75,000	76,949
		4,629,949
TOTAL ENERGY		5,030,177
Financials - 0.4%
Banks - 0.1%
Bank of America Corp 1.734% 7/22/2027 (e)	135,000	133,788
Bank of America Corp 4.623% 5/9/2029 (e)	420,000	425,961
Citigroup Inc 5.174% 2/13/2030 (e)	210,000	216,380
Fifth Third Bancorp 4.566% 4/29/2032 (e)	400,000	402,370
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (e)	420,000	423,987
JPMorgan Chase & Co 4.979% 7/22/2028 (e)	310,000	314,117
JPMorgan Chase & Co 5.04% 1/23/2028 (e)	135,000	136,206
Santander Holdings USA Inc 2.49% 1/6/2028 (e)	240,000	236,541
Santander Holdings USA Inc 6.124% 5/31/2027 (e)	30,000	30,124
US Bancorp 4.548% 7/22/2028 (e)	275,000	277,357
Wells Fargo & Co 4.9% 1/24/2028 (e)	445,000	448,510
Wells Fargo & Co 4.97% 4/23/2029 (e)	845,000	861,491
		3,906,832
Capital Markets - 0.2%
Athene Global Funding 4.86% 8/27/2026 (d)	165,000	165,598
Athene Global Funding 5.349% 7/9/2027 (d)	255,000	258,877
Charles Schwab Corp/The 4.343% 11/14/2031 (e)	505,000	508,198
Equitable America Global Funding 4.65% 6/9/2028 (d)	320,000	323,653
GA Global Funding Trust 5.4% 1/13/2030 (d)	495,000	507,221
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (e)	355,000	355,147
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (e)	405,000	407,762
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (e)	375,000	378,542
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (e)	360,000	372,675
LPL Holdings Inc 6.75% 11/17/2028	495,000	524,923
Morgan Stanley 4.238% 1/9/2030 (e)	210,000	210,734
Morgan Stanley 4.994% 4/12/2029 (e)	320,000	325,832
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)	105,000	106,803
		4,445,965
Consumer Finance - 0.0%
American Express Co 4.731% 4/25/2029 (e)	255,000	259,223
American Express Co 5.043% 7/26/2028 (e)	260,000	264,063
American Express Co 5.098% 2/16/2028 (e)	75,000	75,771
American Express Co 5.532% 4/25/2030 (e)	255,000	266,274
Capital One Financial Corp 7.149% 10/29/2027 (e)	110,000	112,182
Ford Motor Credit Co LLC 5.125% 11/5/2026	200,000	201,154
Ford Motor Credit Co LLC 5.8% 3/5/2027	455,000	461,177
Ford Motor Credit Co LLC 5.918% 3/20/2028	200,000	205,327
		1,845,171
Financial Services - 0.1%
CNH Industrial Capital LLC 4.375% 3/7/2031	675,000	674,560
Fiserv Inc 3.5% 7/1/2029	230,000	223,419
Fiserv Inc 4.2% 10/1/2028	210,000	210,052
Fiserv Inc 4.55% 2/15/2031	230,000	229,276
Fiserv Inc 5.15% 3/15/2027	530,000	535,115
Fiserv Inc 5.375% 8/21/2028	320,000	327,963
National Rural Utilities Cooperative Finance Corp 4.05% 2/9/2029	595,000	597,895
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (d)	60,000	59,593
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (d)	105,000	104,444
Penske Truck Leasing Co Lp / PTL Finance Corp 4.4% 7/1/2027 (d)	30,000	30,131
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (d)	215,000	217,171
Penske Truck Leasing Co Lp / PTL Finance Corp 5.75% 5/24/2026 (d)	405,000	405,958
		3,615,577
Insurance - 0.0%
Brown & Brown Inc 4.7% 6/23/2028	125,000	126,181
CNO Global Funding 1.75% 10/7/2026 (d)	405,000	399,452
Corebridge Global Funding 4.25% 8/21/2028 (d)	220,000	220,681
Corebridge Global Funding 4.65% 8/20/2027 (d)	125,000	126,169
Health Care Service Corp 5.2% 6/15/2029 (d)	615,000	632,459
Jackson National Life Global Funding 5.55% 7/2/2027 (d)	180,000	183,255
RGA Global Funding 4.35% 8/25/2028 (d)	225,000	226,141
RGA Global Funding 4.6% 11/25/2030 (d)	255,000	256,945
		2,171,283
TOTAL FINANCIALS		15,984,828
Health Care - 0.2%
Biotechnology - 0.0%
AbbVie Inc 3.775% 3/3/2028	690,000	690,913
AbbVie Inc 4.125% 3/15/2031	195,000	195,620
		886,533
Health Care Equipment & Supplies - 0.0%
Becton Dickinson & Co 4.693% 2/13/2028	400,000	405,468
Medline Borrower LP 3.875% 4/1/2029 (d)	930,000	914,666
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	37,000	38,183
Solventum Corp 5.45% 2/25/2027	120,000	121,615
Stryker Corp 4.7% 2/10/2028	275,000	279,118
		1,759,050
Health Care Providers & Services - 0.2%
Cencora Inc 3.45% 12/15/2027	45,000	44,663
Cencora Inc 3.95% 2/13/2029	195,000	195,083
Cencora Inc 4.625% 12/15/2027	145,000	146,813
Centene Corp 4.625% 12/15/2029	225,000	219,547
CVS Health Corp 1.3% 8/21/2027	775,000	746,182
CVS Health Corp 2.875% 6/1/2026	135,000	134,660
CVS Health Corp 3% 8/15/2026	75,000	74,666
CVS Health Corp 4.3% 3/25/2028	210,000	211,233
HCA Inc 3.125% 3/15/2027	335,000	332,215
HCA Inc 4.3% 11/15/2030	125,000	125,240
HCA Inc 5.625% 9/1/2028	550,000	567,546
Humana Inc 5.75% 12/1/2028	300,000	310,946
Humana Inc 5.75% 3/1/2028	60,000	61,639
Icon Investments Six DAC 5.809% 5/8/2027	375,000	378,352
		3,548,785
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	130,000	136,634
Life Sciences Tools & Services - 0.0%
Revvity Inc 1.9% 9/15/2028	290,000	274,687
Thermo Fisher Scientific Inc 4.215% 2/12/2031	325,000	327,667
		602,354
Pharmaceuticals - 0.0%
Utah Acquisition Sub Inc 3.95% 6/15/2026	225,000	224,745
Viatris Inc 2.3% 6/22/2027	355,000	346,237
		570,982
TOTAL HEALTH CARE		7,504,338
Industrials - 0.1%
Aerospace & Defense - 0.0%
Boeing Co 3.2% 3/1/2029	230,000	224,731
Boeing Co 6.259% 5/1/2027	505,000	517,341
Huntington Ingalls Industries Inc 5.353% 1/15/2030	85,000	88,199
		830,271
Building Products - 0.0%
Owens Corning 3.4% 8/15/2026	90,000	89,696
Owens Corning 5.5% 6/15/2027	210,000	213,843
		303,539
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 4/15/2028	320,000	331,815
Ground Transportation - 0.0%
Uber Technologies Inc 4.5% 8/15/2029 (d)	545,000	545,433
Machinery - 0.0%
Fortive Corp 3.15% 6/15/2026	210,000	209,258
Passenger Airlines - 0.0%
Delta Air Lines Inc 4.95% 7/10/2028	210,000	213,491
Southwest Airlines Co 4.375% 11/15/2028	355,000	358,040
		571,531
Professional Services - 0.1%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	340,000	334,798
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	585,000	573,169
Leidos Inc 4.1% 3/15/2029 (c)	220,000	220,563
		1,128,530
Trading Companies & Distributors - 0.0%
GATX Corp 5.4% 3/15/2027	570,000	578,042
TOTAL INDUSTRIALS		4,498,419
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.75% 4/1/2028	295,000	299,721
IT Services - 0.0%
Gartner Inc 4.5% 7/1/2028 (d)	448,000	441,667
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp 3.15% 5/11/2027	125,000	123,786
Intel Corp 3.75% 8/5/2027	190,000	189,383
Marvell Technology Inc 1.65% 4/15/2026	90,000	89,739
Marvell Technology Inc 4.75% 7/15/2030	85,000	86,657
Marvell Technology Inc 4.875% 6/22/2028	445,000	453,541
		943,106
Software - 0.1%
Atlassian Corp 5.25% 5/15/2029	110,000	111,942
Oracle Corp 4.45% 9/26/2030	370,000	362,879
Synopsys Inc 4.65% 4/1/2028	595,000	602,578
Workday Inc 3.5% 4/1/2027	170,000	169,079
		1,246,478
TOTAL INFORMATION TECHNOLOGY		2,930,972
Materials - 0.0%
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028	340,000	345,264
Amrize Finance US LLC 4.95% 4/7/2030	75,000	77,162
		422,426
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031	110,000	111,634
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	45,000	45,002
Freeport-McMoRan Inc 4.375% 8/1/2028	30,000	30,034
Freeport-McMoRan Inc 5.25% 9/1/2029	60,000	60,920
Steel Dynamics Inc 4% 12/15/2028	525,000	525,438
		661,394
TOTAL MATERIALS		1,195,454
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CBRE Services Inc 5.1% 6/15/2030	110,000	112,210
Extra Space Storage LP 3.875% 12/15/2027	195,000	194,838
		307,048
Specialized REITs - 0.0%
American Tower Corp 1.6% 4/15/2026	375,000	373,921
American Tower Corp 3.55% 7/15/2027	190,000	189,042
		562,963
TOTAL REAL ESTATE		870,011
Utilities - 0.1%
Electric Utilities - 0.1%
American Electric Power Co Inc 5.2% 1/15/2029	340,000	351,569
Exelon Corp 5.15% 3/15/2029	110,000	113,705
FirstEnergy Corp 3.9% 7/15/2027 (h)	445,000	446,838
FirstEnergy Transmission LLC 4.55% 1/15/2030	85,000	86,267
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	355,000	348,980
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	65,000	65,737
Niagara Mohawk Power Corp 4.647% 10/3/2030 (d)	190,000	192,974
Pacific Gas and Electric Co 3.3% 12/1/2027	100,000	98,795
Pacific Gas and Electric Co 5% 6/4/2028	190,000	193,552
Pacific Gas and Electric Co 5.45% 6/15/2027	105,000	106,717
Southern California Edison Co 5.15% 6/1/2029	305,000	313,757
Southern Co/The 5.113% 8/1/2027 (h)	210,000	213,463
Vistra Operations Co LLC 5.05% 12/30/2026 (d)	190,000	192,062
		2,724,416
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 4.05% 9/15/2028	210,000	210,613
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation LLC 5.6% 3/1/2028	85,000	87,668
Multi-Utilities - 0.0%
Ameren Corp 1.95% 3/15/2027	170,000	166,558
DTE Energy Co 4.875% 6/1/2028	255,000	259,911
DTE Energy Co 4.95% 7/1/2027	190,000	192,263
DTE Energy Co 5.2% 4/1/2030	255,000	265,150
NiSource Inc 5.25% 3/30/2028	65,000	66,648
Public Service Enterprise Group Inc 4.9% 3/15/2030	360,000	370,642
Sempra 5.4% 8/1/2026	60,000	60,274
		1,381,446
TOTAL UTILITIES		4,404,143
TOTAL UNITED STATES		50,616,484
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $72,306,746)		72,383,161

Short-Term Funds - 88.3%
	Shares	Value ($)
Fidelity Advisor Limited Term Bond Fund - Class Z (i)	31,012,891	362,540,697
Fidelity Intermediate Bond Fund (i)	13,050,750	136,380,342
Fidelity SAI Low Duration Bond Fund (i)	85,555,408	858,976,293
Fidelity SAI Short-Term Bond Fund (i)	317,376,794	3,100,771,275
TOTAL SHORT-TERM FUNDS (Cost $4,448,409,672)		4,458,668,607

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	107,735	89,785
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2035	180,185	175,340
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	784,553	763,368
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	381,639	383,630
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	262,704	265,470
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	481,000	483,547
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	866,676	878,510
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2055	1,198,115	1,226,404
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	375,629	384,704
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	343,763	352,806
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,409,034	1,449,789
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	1,161,165	1,199,598
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	347,375	362,784
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	417,220	435,206
Freddie Mac Gold Pool 2.5% 1/1/2052	406,461	357,695
Freddie Mac Gold Pool 3% 6/1/2052	588,814	533,544
Freddie Mac Gold Pool 3.5% 5/1/2052	812,039	766,787
Freddie Mac Gold Pool 4.5% 9/1/2052	1,137,008	1,128,909
Freddie Mac Gold Pool 5% 1/1/2055	345,843	350,133
Freddie Mac Gold Pool 6% 1/1/2056	1,172,914	1,214,486
Freddie Mac Gold Pool 6% 8/1/2055	619,443	639,946
Freddie Mac Non Gold Pool 5.5% 4/1/2055	483,428	496,014
Freddie Mac Non Gold Pool 5.5% 5/1/2055	174,832	177,812
Freddie Mac STACR REMIC Trust Series DNA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 10/25/2044 (d)(e)(f)	47,500	47,623
Freddie Mac STACR REMIC Trust Series HQA3 Class M2, U.S. 30-Day Avg. SOFR Index + 2.1%, 5.7672% 9/25/2041 (d)(e)(f)	1,040,000	1,046,476
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)(c)	255,000	240,318
TOTAL UNITED STATES		15,450,684
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,389,119)		15,450,684

Commercial Paper - 0.2%
	Yield (%) (j)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 3/24/2026	4.12	750,000	747,851
Bacardi-Martini BV yankee 0% 3/27/2026	4.11	750,000	747,592
Brunswick Corp/DE 0% 3/3/2026	4.20	550,000	549,741
Crown Castle Inc 0% 3/12/2026	4.15	750,000	748,865
Edison International 0% 3/19/2026	4.21	370,000	369,151
Harley-Davidson Financial Services Inc 0% 3/6/2026	4.11	750,000	749,434
HCA Inc 0% 5/12/2026	4.24	750,000	743,788
HCA Inc 0% 5/14/2026	4.30	750,000	743,373
Ovintiv Inc 0% 3/19/2026	4.22	435,000	433,993
Ovintiv Inc 0% 3/20/2026	4.22	460,000	458,880
Rogers Communications Inc/Ontario yankee 0% 5/14/2026	3.98	1,000,000	991,865
Southern California Edison Co 0% 3/27/2026	4.22	880,000	877,179
TOTAL COMMERCIAL PAPER (Cost $8,163,050)			8,161,712

U.S. Treasury Obligations - 2.3%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/30/2026 (k)(l)	3.58 to 3.59	17,325,000	17,070,178
US Treasury Notes 3.5% 1/15/2029	3.64	1,450,000	1,454,418
US Treasury Notes 3.5% 1/31/2028	3.45 to 3.53	96,640,000	96,824,975
TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,166,518)			115,349,571

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Invesco Government & Agency Portfolio Institutional Class (m) (Cost $3,775,193)	0.00	3,775,193	3,775,193

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,042,114,786)	5,054,587,536
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,767,220)
NET ASSETS - 100.0%	5,051,820,316

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	3	6/2026	341,344	1,379
CBOT 2Y US Treasury Notes Contracts (United States)	181	6/2026	37,871,422	35,095

TOTAL LONG				36,474

SHORT

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(18)	6/2026	(2,100,656)	(10,291)
CBOT 5Y US Treasury Notes Contracts (United States)	(67)	6/2026	(7,377,852)	(19,742)
CBOT US Treasury Ultra Bond Contracts (United States)	(6)	6/2026	(729,375)	(6,805)

TOTAL SHORT				(36,838)

TOTAL FUTURES CONTRACTS				(364)
The notional amount of long futures as a percentage of Net Assets is 0.7%.
The notional amount of short futures as a percentage of Net Assets is 0.1%.

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly	4,800,000	(8,000)	0	(8,000)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	A portion of the security sold on a delayed delivery basis.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,837,009 or 1.0% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,394,854 or 0.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Affiliated fund.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $240,411.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $118,235.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Limited Term Bond Fund Class Z	-	361,112,755	-	1,112,757	-	1,427,942	362,540,697	31,012,891
Fidelity Intermediate Bond Fund	-	135,379,814	-	379,824	-	1,000,528	136,380,342	13,050,750
Fidelity SAI Low Duration Bond Fund	-	1,371,477,789	513,000,000	2,977,794	-	498,504	858,976,293	85,555,408
Fidelity SAI Short-Term Bond Fund	-	3,093,440,074	760	8,582,670	(1)	7,331,962	3,100,771,275	317,376,794
Fidelity SAI Short-Term Treasury Bond Index Fund	-	350,841,552	-	841,572	-	1,835,999	352,677,551	34,746,557
	-	5,312,251,984	513,000,760	13,894,617	(1)	12,094,935	4,811,346,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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